Derivative Financial Instruments	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

15. Derivative Financial Instruments

We have entered into certain interest rate swaps with notional amounts totaling $945.0 million to limit our exposure to floating interest rate risk related to a significant portion of the outstanding balance of our Term Loans. See Note 11, Debt. We entered into these interest rate swaps to mitigate our exposure to the variability of the three-month LIBOR for our floating rate debt. We have designated these instruments as cash flow hedges upon initiation, and we anticipate that these hedges will be highly effective at their inception and on an on-going basis. These interest rate swaps had an effective date of March 31, 2015, with a 30-month term expiring September 29, 2017, and have a 1.25% floor.

The following table presents the fair values of the derivative financial instruments included on our Condensed Consolidated Balance Sheets at the dates indicated:

			Balance Sheet	Fair Value at
	Notional	Derivative	Classification	October 31,	April 30,
(in millions, except percentages)	Amount	Base	Asset (Liability)	2015	2015
Accounting cash flow hedges:
Interest rate swap	$425.3	2.4725%	Accrued expenses	$(5.2)	$(4.7)
			Other long-term liabilities	(3.6)	(4.8)
Interest rate swap	212.6	2.4740%	Accrued expenses	(2.6)	(2.3)
			Other long-term liabilities	(1.9)	(2.5)
Interest rate swap	212.6	2.4750%	Accrued expenses	(2.6)	(2.4)
			Other long-term liabilities	(1.9)	(2.0)
Interest rate swap	94.5	2.4725%	Accrued expenses	(1.1)	(1.1)
			Other long-term liabilities	(0.9)	(1.0)
Total	$945.0		Total, net asset (liability)	$(19.8)	$(20.8)

The following table presents the before-tax impact of the derivative financial instruments on our other comprehensive income (OCI), accumulated other comprehensive income (AOCI), and our statement of operations for the periods indicated:

		Three Months Ended		Six Months Ended
	Statement of	October 31,		October 31,
(in millions)	Operations Location	2015	2014	2015	2014
Accounting cash flow hedges:
Interest rate swaps
Effective portion - gain (loss) recognized in OCI		$(2.9)	$(4.1)	$(4.9)	$(4.9)

(Gain) loss reclassified from AOCI into net income	Interest expense, net	$3.0	$-	$5.9	$-

We have no other derivative instruments designated as accounting hedges and no derivatives that are not designated as hedging instruments. The amounts reflected in the above tables do not include any adjustments to reflect the impact of deferred income taxes. For all periods presented, there were no gains or losses recognized in income related to hedge ineffectiveness.

As of October 31, 2015, approximately $11.5 million of the amounts included in accumulated other comprehensive income (loss) related to our derivative instruments is expected to be reclassified into earnings during the next twelve months. This estimate is based on the effective date of our interest rate swaps and the timing of the occurrence of the hedged forecasted transactions. The maximum term over which we are hedging our exposure to the variability of future cash flows (for all forecasted transactions) is approximately two years.

15.    Derivative Financial Instruments

In fiscal 2014, we entered into certain interest rate swaps with notional amounts totaling $945.0 million to limit our exposure to floating interest rate risk related to a significant portion of the outstanding balance of our Term Loans. See Note 12,  Debt. We entered into these interest rate swaps to mitigate our exposure to the variability of the three-month LIBOR for our floating rate debt. We have designated these instruments as cash flow hedges upon initiation and we anticipate that these hedges will be highly effective at their inception and on an on-going basis. These interest rate swaps had an effective date of March 31, 2015, with a 30-month term expiring September 29, 2017, and have a 1.25% floor.

The following table presents the fair values of the derivative financial instruments included on our Consolidated Balance Sheets at the dates indicated:

			Balance Sheet
	Notional	Derivative	Classification	Fair Value at
(in millions, except percentages)	Amount	Base	Asset (Liability)	April 30, 2015	May 31, 2014
Accounting cash flow hedges:
Interest rate swap	$425.3	2.4725%	Accrued expenses	$(4.7)	$-
			Other long-term liabilities	(4.8)	(7.3)
Interest rate swap	212.6	2.4740%	Accrued expenses	(2.3)	-
			Other long-term liabilities	(2.5)	(3.6)
Interest rate swap	212.6	2.4750%	Accrued expenses	(2.4)	-
			Other long-term liabilities	(2.0)	(3.6)
Interest rate swap	94.5	2.4725%	Accrued expenses	(1.1)	-
			Other long-term liabilities	(1.0)	(1.6)
Total	$945.0		Total, net asset (liability)	$(20.8)	$(16.1)

The following table presents the before-tax impact of the derivative financial instruments on our other comprehensive income (OCI), accumulated other comprehensive income (AOCI), and our statement of operations for the periods indicated:

	Statement of	11 Months Ended	Year Ended May 31,
(in millions)	Operations Location	April 30, 2015	2014	2013
Accounting cash flow hedges:
Interest rate swaps
Effective portion - gain (loss) recognized in OCI		$(5.7)	$(16.1)	$-

Gain (loss) reclassified from AOCI into net income	Interest expense, net	$1.0	$-	$-

We have no other derivatives instruments designated as accounting hedges and no derivatives that are not designated as hedging instruments. The amounts reflected in the above tables do not include any adjustments to reflect the impact of deferred income taxes. For all periods presented, there were no gains or losses recognized in income related to hedge ineffectiveness.

As of April 30, 2015,  approximately $10.5 million of the amounts included in accumulated other comprehensive income (loss) related to our derivative instruments is expected to be reclassified into earnings during the next twelve months. This estimate is based on the effective date of our interest rate swaps and the timing of the occurrence of the hedged forecasted transactions. The maximum term over which we are hedging our exposure to the variability of future cash flows (for all forecasted transactions) is approximately two and a half years.